Share Capital and Reserves (Schedule of Stock Options Outstanding and Exercisable) (Details)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number Outstanding	10,648,362	10,338,720	9,317,296
Number Exercisable	7,256,341
3.16 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	$ 3.16
Number Outstanding	457,500
Number Exercisable	457,500
Expiry Date	September 29, 2021
2.24 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	$ 2.24
Number Outstanding	325,000
Number Exercisable	325,000
Expiry Date	June 1, 2022
2.12 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	$ 2.12
Number Outstanding	1,734,560
Number Exercisable	1,734,560
Expiry Date	August 1, 2022
2.25 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	$ 2.25
Number Outstanding	600,000
Number Exercisable	600,000
Expiry Date	September 12, 2022
1.96 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	$ 1.96
Number Outstanding	100,000
Number Exercisable	100,000
Expiry Date	January 15, 2023
2.11 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	$ 2.11
Number Outstanding	1,920,248
Number Exercisable	1,920,248
Expiry Date	March 5, 2023
1.96 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	$ 1.96
Number Outstanding	110,000
Number Exercisable	110,000
Expiry Date	September 14, 2023
1.74 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	$ 1.74
Number Outstanding	1,526,048
Number Exercisable	1,017,365
Expiry Date	January 31, 2024
1.49 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	$ 1.49
Number Outstanding	50,000
Number Exercisable	33,333
Expiry Date	March 15, 2024
1.20 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	$ 1.20
Number Outstanding	50,000
Number Exercisable	33,333
Expiry Date	August 16, 2024
1.05 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	$ 1.05
Number Outstanding	2,085,006
Number Exercisable	695,002
Expiry Date	January 30, 2025
1.02 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	$ 1.02
Number Outstanding	40,000
Number Exercisable	13,333
Expiry Date	September 23, 2025
0.854 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	$ 0.854
Number Outstanding	1,400,000
Number Exercisable
Expiry Date	December 2, 2025
0.854 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	$ 0.854
Number Outstanding	200,000
Number Exercisable	200,000
Expiry Date	December 2, 2025
0.91 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	$ 0.91
Number Outstanding	50,000
Number Exercisable	16,667
Expiry Date	December 4, 2025